Short-Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2024
Short-Term Bank Loans [Abstract]
Schedule of Short-Term Bank Loans

Short-term bank loans consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Fujian Rural Commercial Bank	$410,998	$422,541
Industrial and Commercial Bank of China	4,082,584	3,239,482
China Merchants Bank	136,999	—
Total short-term bank loans	$4,630,581	$3,662,023

Schedule of Short-Term Bank Loans

Short-term loans as of December 31, 2024 consisted of following:

For the year ended December 31, 2024 Secured short-term bank loans	Loan commencement date	Loan maturity date	Loan amount in RMB	Loan amount in USD	Effective interest rate
Industrial and Commercial Bank of China	December 13, 2024	November 19, 2025	6,000,000	$821,998	4.20%
Industrial and Commercial Bank of China	November 7, 2024	June 6, 2025	9,900,000	1,356,294	4.20%
Industrial and Commercial Bank of China	December 9, 2024	August 8, 2025	6,900,000	945,296	4.20%
Industrial and Commercial Bank of China	May 29, 2024	May 22, 2025	7,000,000	958,996	4.20%
Fujian Rural Commercial Bank	August 21, 2024	August 20, 2025	3,000,000	410,998	4.95%
China Merchants Bank	January 30, 2024	January 29, 2025	1,000,000	136,999	4.83%
Total secured short-term bank loans as of December 31, 2024			33,800,000	$4,630,581

Short-term loans as of December 31, 2023 consisted of following:

For the year ended December 31, 2023 Secured short-term bank loans	Loan commencement date	Loan maturity date	Loan amount in RMB	Loan amount in USD	Effective interest rate
Industrial and Commercial Bank of China*	October 17, 2022	October 17, 2023	17,000,000	$2,394,400	4.20%
Industrial and Commercial Bank of China**	January 6, 2023	January 5, 2024	6,000,000	845,082	4.20%
Industrial and Commercial Bank of China	October 10, 2023	September 13, 2024	17,000,000	2,394,400	4.20%
Fujian Rural Commercial Bank	August 23, 2023	August 22, 2024	3,000,000	422,541	4.95%
Total secured short-term bank loans as of December 31, 2023			26,000,000	$3,662,023
*	The short-term loan of Industrial and Commercial Bank of China was repaid on October 10, 2023.
**	The short-term loan of Industrial and Commercial Bank of China was extended to December 19, 2024.